Accrued Liabilities and Other Payables (Details) - Schedule of accrued liabilities and other payables - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of accrued liabilities and other payables [Abstract]
Payroll payables	$ 60,347	$ 42,755
Other payables	17,220	76,818
Total	$ 77,567	$ 119,573